Note 7 - Stock Incentive Plan	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
7.	Stock Incentive Plan

A summary of the status of the Company's unvested shares as of
January 1, 2021,
and changes during the
three
-month period ended
March 31, 2021,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2021	53,303	3.46
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on March 31, 2021	53,303	3.46

As of
March 31, 2021,
there was
$115,113
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.86
years. The share-based compensation recognized relating to the unvested shares was
$30,404
and
$28,765
for the
three
month periods ended
March 31, 2020
and
2021,
respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of operations.